2. GOING CONCERN	12 Months Ended
Dec. 31, 2018
Capitalization of accrued interest to convertible notes payable
GOING CONCERN

2.	GOING CONCERN

As reflected in the accompanying consolidated financial statements for the years ended December 31, 2018 and 2017, the Company had net losses of $3,598,780 (which includes $349,072 of stock-based compensation expense) and $3,041,430 (which includes $430,084 of stock-based compensation expense), respectively, and net cash used in operating activities of $712,456 and $3,437,312, respectively. Additionally, at December 31, 2018, the Company had a working capital deficit of $2,759,580, stockholders’ deficit of $2,480,679, and accumulated deficit of $41,875,659. It is managements opinion that these factors raise substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the issuance date of this report.

The Company has incurred significant losses from operations, and such losses are expected to continue.  In addition, the Company has limited working capital. In the upcoming months, Management's plans include seeking additional operating and working capital through a public offering of its common stock and debt financings. There is no guarantee that additional capital or debt financing will be available when and to the extent required, or that if available, it will be on terms acceptable to the Company. Further, the Company continues to seek out sales contracts for new product sales that should provide additional revenues and, in the long term, gross profits. Additionally, Envision intends to renegotiate the debt instruments that become due in 2019.  All such actions and funds, if successful, may or may not be sufficient to cover monthly operating expenses or meet minimum payments with respect to the Company’s liabilities over the next twelve months or provide additional working capital. From January 1, 2018 through December 31, 2018, the Company raised $290,000 from a private securities offering, borrowed a net $750,000 from a certain loan facility but additionally, made payments on other debt facilities totaling $212,685.

The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.